Annual Operating Expenses - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund	Dec. 30, 2023
Fidelity Advisor Global Capital Appreciation Fund - Class A
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.39%	[2]
Total annual operating expenses	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class C
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.40%	[2]
Total annual operating expenses	1.96%
Fidelity Advisor Global Capital Appreciation Fund - Class M
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.39%	[2]
Total annual operating expenses	1.45%
Fidelity Advisor Global Capital Appreciation Fund - Class I
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%	[2]
Total annual operating expenses	0.89%

[1]	AThe management fee is comprised of a basic fee of 0.67% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI ACWI (All Country World Index) Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.